Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 844,373	$ 16,707,364	$ 20,737,509	$ 24,165,599
Deer Park Refining Limited [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates		14,405,542	14,039,384
Percentage of investment	49.99%
Frontera Brownsville, LLC. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates		471,085	478,414
Percentage of investment	50.00%
CH4 Energia, S. A. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates		315,713	194,868
Percentage of investment	50.00%
Texas Frontera, LLC. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates		239,782	260,828
Percentage of investment	50.00%
Petroquimica Mexicana de Vinilo. S. A. de C. V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates			4,309,050
Percentage of investment	44.09%
Sierrita Gas Pipeline LLC [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates		1,084,169	1,112,338
Percentage of investment	35.00%
Administracion Portuaria Integral de Dos Bocas, S.A. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates		64,328	139,523
Percentage of investment	40.00%
PMV Minera, S.A. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates		45,133	61,779
Percentage of investment	44.09%
Ductos el peninsular, S.A.P.I de C. V. [Member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates		18,336	18,626
Percentage of investment	50.00%
Other-net [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates		$ 63,276	$ 122,699